ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to VIE structure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity
Total current assets	$ 293,525	$ 251,564
Total assets	564,836	528,593
Total current liabilities	286,844	195,367
Total liabilities	350,303	275,865
Net Income (Loss)	(40,068)	(75,733)	$ (31,020)
Net cash provided by operating activities	(25,692)	(24,392)	42,602
Net cash provided by investing activities	1,480	(1,579)	7,727
Net cash (used in)/provided by financing activities	24,835	477	(41,676)
Variable Interest Entities
Variable Interest Entity
Total current assets	140,226	151,642
Total non-current assets	79,726	87,166
Total assets	219,952	238,808
Total current liabilities	249,135	177,793
Total non-current liabilities	29,882	39,007
Total liabilities	279,017	216,800
Revenues	20,614	32,900	141,590
Net Income (Loss)	(35,911)	(23,384)	(19,382)
Variable Interest Entities | Correction of error
Variable Interest Entity
Net cash provided by operating activities	7,919	37,964	84,820
Net cash provided by investing activities	1,875	4,597	7,813
Net cash (used in)/provided by financing activities	$ 30,004	$ 3,460	$ (16,562)